Shareholders' Deficit - Common Stock Shares (Details) - $ / shares		1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	May 03, 2022	Dec. 31, 2019
Class of Stock [Line Items]
Total Shares (shares)						236,754,948
Temporary equity, shares outstanding			6,000,000	6,000,000	0		6,000,000
Common Class A [Member]
Class of Stock [Line Items]
Common shares, shares authorized					332,000,000
Common shares, par value, (per share)				$ 0.0001	$ 0.0001
Common shares, shares issued					69,353,019
Total Shares (shares)					69,353,019
Common Class B [Member]
Class of Stock [Line Items]
Common shares, shares authorized					179,000,000
Common shares, par value, (per share)				$ 0.0001	$ 0.0001
Common shares, shares issued					157,090,820
Total Shares (shares)					157,090,820
SPRING VALLEY ACQUISITION CORP | Common Class A [Member]
Class of Stock [Line Items]
Common shares, shares authorized	300,000,000	300,000,000	300,000,000	300,000,000
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Voting Rights	one	one	one	one
Common shares, shares issued	0	0	0	0
Total Shares (shares)	0	0	0	0
SPRING VALLEY ACQUISITION CORP | Class A Ordinary Shares Subject to Possible Redemption.
Class of Stock [Line Items]
Class A common stock subject to possible redemption, issued (in shares)	23,000,000	23,000,000	23,000,000	23,000,000
Temporary equity, shares outstanding	23,000,000	23,000,000	23,000,000	23,000,000
SPRING VALLEY ACQUISITION CORP | Common Class B [Member]
Class of Stock [Line Items]
Common shares, shares authorized	30,000,000	30,000,000	30,000,000	30,000,000
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Voting Rights	one	one	one	one
Common shares, shares issued	5,750,000	5,750,000	5,750,000	5,750,000
Total Shares (shares)	5,750,000	5,750,000	5,750,000	5,750,000
Aggregated shares issued upon converted basis (in percent)	20.00%	20.00%	20.00%	20.00%